SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - useful lives)	3 Months Ended
Mar. 31, 2022
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3-5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years